Employees Benefits (Post-Employment) - Disclosure of Effect of Basis Points Change in the Assumed Discount Rate and Medical Cost (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	$ (1,714)
Current Service cost and interest cost	13
Actuarial assumption of discount rates [member] | Pension Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	3,889
Current Service cost and interest cost	140
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	(1,498)
Current Service cost and interest cost	(74)
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	1,869
Current Service cost and interest cost	89
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	1,994
Current Service cost and interest cost	248
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	(1,005)
Current Service cost and interest cost	$ (117)